Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	11,587,000
Proposed Maximum Offering Price per Unit	10.72
Maximum Aggregate Offering Price	$ 124,212,640.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,154.00
Offering Note	(1) The shares of common stock will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 11,587,000 shares of the Registrant's common stock, which consists of (i) 9,481,000 outstanding shares of common stock and (ii) 2,106,000 shares of common stock issuable upon the exercise of outstanding pre-funded warrants to purchase shares of our common stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events. (2) This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per share and maximum aggregate offering price are based upon the average of the high and low sales prices of the Registrant's common stock on May 21, 2026, as reported on The Nasdaq Global Market.